Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 74,147	$ 36,345
Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	74,147	36,345
Derivative instruments asset - hedging	1,674	1,449
Long-term investment	4,079	1,079
Total financials assets	79,900	38,873
Recurring basis | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,536	1,437
Recurring basis | Government debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	9,833	5,490
Recurring basis | Corporate debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	62,778	29,418
Recurring basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,536	1,437
Derivative instruments asset - hedging	0	0
Long-term investment	0	0
Total financials assets	1,536	1,437
Recurring basis | Level 1 | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,536	1,437
Recurring basis | Level 1 | Government debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Recurring basis | Level 1 | Corporate debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Recurring basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	72,611	34,908
Derivative instruments asset - hedging	1,674	1,449
Long-term investment	0	0
Total financials assets	74,285	36,357
Recurring basis | Level 2 | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Recurring basis | Level 2 | Government debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	9,833	5,490
Recurring basis | Level 2 | Corporate debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	62,778	29,418
Recurring basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Derivative instruments asset - hedging	0	0
Long-term investment	4,079	1,079
Total financials assets	4,079	1,079
Recurring basis | Level 3 | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Recurring basis | Level 3 | Government debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	0	0
Recurring basis | Level 3 | Corporate debentures
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 0	$ 0